Unaudited Interim Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Songa shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	AOCI Attributable to Parent [Member]
Beginning balance, value at Dec. 31, 2021	$ 1,023		$ 2,618,319	$ (546,257)	$ 2,080,018	$ 6,933
Ending balance, shares at Dec. 31, 2021	102,294,758
Net income	$ (0)		(0)	370,510	370,510
Other comprehensive income / (loss)					18,647	18,647
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9)	$ 5		11,475	0	11,480
Issuance of vested and non-vested shares and amortization of share-based compensation, shares	528,941
Equity offering, net	$ 7		19,430	0	19,437
Equity offerings, net, shares	654,690
Repurchase and cancellation of common shares (Note 9), shares	(790,011)
Repurchase and cancellation of common shares (Note 9)	$ (8)		(20,060)		(20,068)
Dividends declared ($0.95 per share) (Note 9)				(375,018)	(375,018)
Ending balance, shares at Jun. 30, 2022	102,688,378
Ending balance, value at Jun. 30, 2022	$ 1,027		2,629,164	(550,765)	2,105,006	25,580
Beginning balance, value at Dec. 31, 2022	$ 1,029		2,646,073	(648,722)	2,019,342	20,962
Ending balance, shares at Dec. 31, 2022	102,857,416
Net income	$ (0)		(0)	90,194	90,194
Other comprehensive income / (loss)					(10,910)	(10,910)
Issuance of vested and non-vested shares and amortization of share-based compensation (Note 9)	$ 9		6,351	0	6,360
Issuance of vested and non-vested shares and amortization of share-based compensation, shares	971,372
Repurchase and cancellation of common shares (Note 9), shares	(638,572)	(6,706)
Repurchase and cancellation of common shares (Note 9)	$ (6)		(13,050)		(13,056)
Dividends declared ($0.95 per share) (Note 9)				(98,196)	(98,196)
Offering expenses	$ 0		(55)	0	(55)
Ending balance, shares at Jun. 30, 2023	103,183,510
Ending balance, value at Jun. 30, 2023	$ 1,032		$ 2,639,319	$ (656,724)	$ 1,993,679	$ 10,052